Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net revenues	$ 1,060,054		$ 880,743		$ 704,309
Cost of revenues	(459,389)	[1]	(394,302)	[1]	(303,334)	[1]
Gross profit	600,665		486,441		400,975
Operating expenses:
Selling expenses	(188,804)	[1]	(167,049)	[1]	(122,960)	[1]
General and administrative expenses	(116,228)	[1]	(70,330)	[1]	(61,193)	[1]
Research and development expenses	(104,302)	[1]	(82,024)	[1]	(60,316)	[1]
Realignment cost - post acquisition					(919)
Income from operations	191,331		167,038		155,587
Other income, net	1,619		3,108		8,835
Interest income	30,794		20,816		11,575
Interest expense	(4,093)		(1,390)		(2,900)
Income before income taxes and non-controlling interests	219,651		189,572		173,097
Provision for income taxes	(37,369)		(22,647)		(17,631)
Net income	182,282		166,925		155,466
Less: Net income attributable to non-controlling interests	(2,073)		(296)
Net income attributable to Mindray shareholders	$ 180,209		$ 166,629		$ 155,466
Net income attributable to Mindray shareholders per share - basic	$ 1.54		$ 1.45		$ 1.37
Net income attributable to Mindray shareholders per share - diluted	$ 1.50		$ 1.41		$ 1.32
Shares used in per share calculation - basic	116,749,213		115,254,095		113,638,024
Shares used in per share calculation - diluted	119,815,004		118,449,851		117,581,196

[1]	Years Ended December 31, 2010 2011 2012 Share-based compensation charged during the years related to: Cost of revenues $ 320 $ 762 $ 811 Selling expenses 2,569 4,429 4,457 General and administrative expenses 1,591 3,118 4,409 Research and development expenses 2,800 4,059 4,307